INCOME TAXES - Summary of movement of valuation allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Beginning Balance	¥ 338,964	¥ 233,191	¥ 112,256
Addition	280,958	105,773	120,935
Ending Balance	¥ 619,922	¥ 338,964	¥ 233,191